Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Earnings before income tax expense	$ 2,070	$ 1,803
Combined Canadian federal and provincial statutory income tax rate (%)	30.00%	30.00%
Expected federal and provincial taxes at statutory rate	$ 621	$ 541
Expected federal and provincial taxes at statutory rate decrease resulting from:
Foreign and other statutory rate differentials	(166)	(162)
AFUDC	(22)	(18)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(61)	(74)
Items capitalized for accounting purposes but expensed for income tax purposes	(16)	(7)
Other	4	9
Income tax expense	$ 360	$ 289
Effective tax rate (%)	17.40%	16.00%